Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Expenses
Share-based payments	$ 16,983	$ 4,276
Pilot plant operations	13,974	9,907
Office and administration	4,148	2,739
Consulting fees	3,876	2,467
Management and director fees	3,244	2,687
Professional fees	2,323	780
Project investigation	1,208	1,397
Patent	932	506
Travel	600	346
Filing and transfer agent	585	645
Advertising and investor relations	545	478
Salaries and benefits	310
Amortisation of office leases	274	102
Amortisation of plant and equipment	214	13,356
Amortisation of intangible assets	110	191
Preliminary economic assessment		87
Foreign exchange gain	(4,035)	(1,547)
Loss from operations	(45,291)	(38,417)
Interest and other income	3,348	336
Interest and accretion expense	(46)	(19)
Net loss for the year	(41,989)	(38,100)
Item that may be reclassified subsequently to income or loss:
Currency translation differences of foreign operations	522	1,653
Total comprehensive loss	$ (41,467)	$ (36,447)
Weighted average number of common shares outstanding - basic	168,578,197	155,454,422
Weighted average number of common shares outstanding - diluted	168,578,197	155,454,422
Basic loss per share (in CAD per share)	$ (0.25)	$ (0.25)
Diluted loss per share (in CAD per share)	$ (0.25)	$ (0.25)